Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	kr (9,657)	kr (1,753)	kr (1,618)
Divestments	59	248	333
Cash flow from business combination [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(9,534)	(1,815)	(1,220)
Divestments	4	360	226
Acquisition or divestments of other investment [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(123)	62	(398)
Divestments	kr 55	kr (112)	kr 107